N-2	6 Months Ended
Sep. 30, 2025 $ / shares
Cover [Abstract]
Entity Central Index Key	0002001323
Amendment Flag	false
Document Type	N-CSRS
Entity Registrant Name	CPG VINTAGE ACCESS FUND VII, LLC
Financial Highlights [Abstract]
Senior Securities [Table Text Block]
	For the Six Months Ended September 30, 2025 (Unaudited)		For the Period May 24, 2024* Through March 31, 2025
Per unit operating performances:
Net asset value per unit, beginning of period	$10.06		$10.00
Activity from investment operations:(1)
Net investment gain/(loss)	—		(0.44)
Net realized and unrealized gain/(loss) on investments	0.18		0.58
Total from investment operations	0.18		0.14

Activity from capital transactions
From Distribution and servicing fees	(0.21)		(0.43)
Proceeds from make-up fees	0.04		0.35
	(0.17)		(0.08)

Net Asset Value, end of period	$10.07		$10.06

Net Assets, end of period (in thousands)	$38,224		$20,071

Ratios/Supplemental Data:
Ratios to average net assets:
Net investment income/(loss)(2)	0.02	%(3)	(7.27	)%(3)

Total expenses(2)	5.62	%(3)	7.28	%(3)

Portfolio turnover rate	0.00	%(4)	0.00	%(4)
Total Return(5)	0.08	%(4)	0.57	%(4)

(1)  Selected data is for a single unit outstanding throughout the period. Per unit calculations were performed using the average units outstanding for the period.

(2)  The ratios do not include investment income or expenses of the Investment Funds in which the Fund invests.

(3)  Net investment loss and total expense ratios have been annualized, except for Organizational Costs which are one time expenses.

(4)  Not annualized.

(5)  Total return based on per unit net asset value reflects the change in net asset value based on the performance of the Fund during the period. Total returns shown exclude applicable sales charges.

*   Commencement of Operations

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

CPG Vintage Access Fund VII, LLC (the “Fund”) was organized as a Delaware limited liability company on February 2, 2024. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a closed-end, non-diversified management investment company. The Fund commenced operations on May 24, 2024. The Fund’s investment adviser is Macquarie Wealth Advisers, LLC (the “Adviser”), formerly known as Central Park Advisers, LLC, a Delaware limited liability company registered under the Investment Advisers Act of 1940, as amended. The Fund’s investment objective is to seek long-term attractive risk adjusted returns. The Fund seeks to achieve its investment objective principally by making primary investments in a portfolio of institutional private equity, venture and private debt investment funds managed or sponsored by various asset management firms unaffiliated with the Adviser (the “Investment Funds”) that are represented on the Morgan Stanley Smith Barney LLC (“Morgan Stanley”) platform during the Fund’s vintage period. Morgan Stanley is not a sponsor, promoter, adviser or affiliate of the Fund.

Subject to the requirements of the 1940 Act, the business and affairs of the Fund shall be managed under the direction of the Fund’s Board of Directors (the “Board,” with an individual member referred to as a “Director”). The Board shall have the right, power and authority, on behalf of the Fund and in its name, to do all things necessary and proper to carry out its duties under the Fund’s Limited Liability Company Agreement (the “LLC Agreement”), as amended and restated from time to time. Each Director shall be vested with the same powers, authority and responsibilities on behalf of the Fund as are customarily vested in each director of a closed-end management investment company registered under the 1940 Act that is organized under Delaware law. No Director shall have the authority individually to act on behalf of or to bind the Fund except within the scope of such Director’s authority as delegated by the Board. The Board may delegate the management of the Fund’s day-to-day operations to one or more officers or other persons (including, without limitation, the Adviser), subject to the investment objective and policies of the Fund and to the oversight of the Board. The Directors have engaged the Adviser to provide investment advice regarding the selection of Investment Funds and to be responsible for the day-to-day management of the Fund. In accordance with Rule 2a-5 promulgated under the 1940 Act, the Board has appointed the Adviser as the Fund’s valuation designee (the “Valuation Designee”) and has assigned to the Adviser general responsibility for determining the value of the Fund’s investments. In that role, the Adviser has established a committee (the Valuation Committee”) that oversees the valuation of the Fund’s investments pursuant to procedures adopted by the Adviser (the “Valuation Procedures”).

The initial closing date for subscriptions for units of limited liability company interests (“Units”) was May 24, 2024 (“Initial Closing”). Subsequent to the Initial Closing, the Fund offered Units at additional closings, which occurred over a period of up to approximately ten months following the Initial Closing (the last closing being referred to as the “Final Closing”). An investor that participated in a closing that occurred after the Initial Closing was required to pay a “make-up fee” amount to the Fund. Such “make-up” payment was calculated by applying an annualized rate of 8.0% to the percentage of the aggregate commitments by investors to the Fund (“Commitments”) previously drawn down by the Fund and applied over the period of time since such draw-downs. The amount of the make-up fee payments were paid to and retained as assets of the Fund. This amount is presented as a component of net assets in the Statement of Assets and Liabilities.

The Fund does not have a fixed term. The Investment Funds, however, generally will have fixed terms. Investors reasonably can expect to receive distributions from the Fund periodically after the Fund receives distributions from Investment Funds and when Investment Funds terminate, which the Fund anticipates will occur approximately 10 to 12 years after the Final Closing. The Fund will be wound up and dissolved after its final distribution to investors. The Fund may be dissolved prior thereto in accordance with its LLC Agreement.

NAV Per Share	$ 10.07